RELATED PARTY TRANSACTIONS - Additional Information (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2025 USD ($) business	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Interest income (expense), net		$ (739,000,000)	$ (801,000,000)	$ (1,505,000,000)	$ (1,571,000,000)
Dividends recognised as distributions to owners		0	0	0	0
Number of businesses sold | business	3
Proceeds from fund with initial redemption value	$ 688,000,000
Sale of business interest, discount on net asset value, percent	8.60%
Redemption period	18 months
Private equity fund, fair value of partnership proceeds, amount		34,000,000		$ 77,000,000		$ 164,000,000
Private equity fund, redemption of units held, percent				25.00%
Financial assets		607,000,000		$ 607,000,000		607,000,000	$ 647,000,000
Tax credit transfer agreement		92,000,000		92,000,000		92,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions		0		0		0	0
Interest income (expense), net		0	0	$ 0	0
Base management fee, quarterly percentage				0.3125%
Base management fee, annual percentage				1.25%
Base management fee expense		28,000,000	$ 22,000,000	$ 57,000,000	$ 43,000,000
Current borrowings		0		0		0	$ 0
Brookfield corporation
Disclosure of transactions between related parties [line items]
Financial assets		490,000,000		490,000,000		490,000,000
Brookfield credit agreements
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity		$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000